SCHEDULE III - Real Estate Assets and Accumulated Depreciation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)
Real Estate and Accumulated Depreciation [Line Items]
Property, plant and equipment, land and real estate assets, net tax basis	$ 3,700,000
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of period	2,530,311	$ 4,444,041	$ 4,564,592
Additions
Acquisitions	738,172	5,305	11,151
Improvements	192,591	13,832	6,135
Assets placed back into service	200,758
Total additions	1,131,521	19,137	17,286
Less: Deductions
Cost of real estate sold	83,144	1,448,915	61,891
Other (including provisions for impairment of real estate assets)	206,762	483,952	75,946
Total deductions	289,906	1,932,867	137,837
Balance, end of period	3,371,926	2,530,311	4,444,041
Gross intangible lease assets	389,564	313,127		$ 367,622
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance, beginning of period	243,122	385,245	334,476
Additions
Acquisitions - Depreciation expense for building, acquisitions costs and tenant improvements acquired	56,218	73,790	92,998
Improvements - Depreciation expense for tenant improvements and building equipment	2,280	2,352	2,481
Total additions	58,498	76,142	95,479
Deductions
Cost of real estate sold	10,108	144,820	6,901
Other (including provisions for impairment of real estate assets)	(6,852)	73,445	37,809
Total deductions	3,256	218,265	44,710
Balance, end of period	$ 298,364	$ 243,122	$ 385,245
Buildings
Deductions
Acquired real estate asset, useful life	40 years
Tenant Improvements
Deductions
Acquired real estate asset, useful life	15 years
Intangible lease assets
Less: Deductions
Gross intangible lease assets	$ 389,600
Accumulated amortization of intangible lease assets	$ 155,000
Anchored Shopping Center
Deductions
Number of properties owned | property	56